SHAREHOLDERS' DEFICIENCY - RSUs (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2021 shares
Number of RSU
Outstanding at beginning of year	0
Granted	1,036,850
Forfeited and cancelled	(5,600)
Outstanding on December 31, 2021	1,031,250